Shareholders' equity	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Shareholders' equity

12. Shareholders’ equity

a) Authorized

i) An unlimited number of Common Shares.

ii) 90,000,000 preferred shares issuable in one or more series.

If issued, preferred shares of each series would rank on parity with the preferred shares of other series with respect to accumulated dividends and return on capital. Preferred shares would have priority over the common shares with respect to the payment of dividends or the distribution of assets.

b) Issued

Shareholders’ capital	Common Shares	Amount
Balance, December 31, 2023	77,588,538	$2,175.1
Issued pursuant to equity compensation plans (1)	581,084	2.5
Repurchase of common shares for cancellation	(4,484,820)	(41.7)
Tax on repurchases of common shares (2)	-	(0.7)
Balance, December 31, 2024	73,684,802	2,135.2
Issued pursuant to equity compensation plans (1)	1,210,911	5.4
Repurchase of common shares for cancellation	(7,621,387)	(54.9)
Tax on repurchases of common shares (2)	-	(0.9)
Balance, December 31, 2025	67,274,326	$2,084.8

(1)
Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.
(2)
Includes tax associated with common share repurchases less common share issuances under the Company's share-based compensation plans.

Normal course issuer bid ("NCIB")

Pursuant to our return of capital initiative to our shareholders, the Company has an NCIB with the TSX. Purchases under the NCIB are subject to having $65 million of liquidity and complying with the terms of our current credit facilities. The total consideration paid includes commissions and fees and is recorded as a reduction to Shareholders' Equity.

The Company's NCIB program consisted of the following:

	Year ended December 31
	2025	2024
Number of common shares repurchased	7,621,387	4,484,820
Total consideration for common shares repurchased	$54.9	$41.7
Average price per share	$7.20	$9.30

The Company renewed our NCIB in March 2025 and subsequently repurchased and cancelled 7,144,408 common shares which is the maximum number of common shares which could be repurchased under the NCIB.

	Year ended December 31
Other Reserves	2025	2024
Balance, beginning of year	$108.6	$104.1
Share-based compensation expense	8.3	8.2
Net benefit on options exercised (1)	(7.3)	(3.7)
Balance, end of year	$109.6	$108.6

(1)
Upon exercise of options, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.

Preferred Shares

No Preferred Shares were issued or outstanding.